Deferred revenue (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Subclassifications of assets, liabilities and equities [abstract]
At January 1, 2018	$ 8,082
Additions to deferred revenue	19,353
Revenue recognized during the year	(10,754)
At December 31, 2018	$ 16,681